Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.2%
Aerospace & Defense - 1.3%
TransDigm, Inc.
4.88%, 05/01/2029	$ 937,000	$ 888,060
5.50%, 11/15/2027	754,000	745,021
6.38%, 03/01/2029 (A)	383,000	386,855
6.88%, 12/15/2030 (A)	385,000	393,633
7.13%, 12/01/2031 (A)	85,000	87,432
Triumph Group, Inc.
9.00%, 03/15/2028 (A)	731,000	768,500
		3,269,501
Automobile Components - 2.5%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/2026 (A)	205,000	205,088
6.75%, 05/15/2028 (A)	419,000	424,380
6.75%, 02/15/2030 (A)(B)	333,000	336,173
8.50%, 05/15/2027 (A)	846,000	848,170
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	705,000	703,619
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	361,000	352,681
5.00%, 05/31/2026	512,000	507,825
5.00%, 07/15/2029 (B)	434,000	401,789
Phinia, Inc.
6.63%, 10/15/2032 (A)	706,000	691,740
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	635,000	632,814
6.75%, 04/23/2030 (A)	530,000	503,381
6.88%, 04/14/2028 (A)	435,000	427,336
7.13%, 04/14/2030 (A)	303,000	290,990
		6,325,986
Automobiles - 1.8%
Ford Motor Co.
6.10%, 08/19/2032 (B)	140,000	136,994
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	236,229
3.38%, 11/13/2025	627,000	619,470
4.00%, 11/13/2030	625,000	559,142
4.39%, 01/08/2026	676,000	672,110
6.95%, 03/06/2026	541,000	546,999
7.35%, 11/04/2027 - 03/06/2030	973,000	1,014,348
Wabash National Corp.
4.50%, 10/15/2028 (A)	741,000	665,303
		4,450,595
Banks - 1.2%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	600,000	608,534
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	972,000	870,949
5.71%, 01/15/2026 (A)	651,000	652,765
7.00%, 11/21/2025 (A)	200,000	202,532
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	411,000	471,795
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	$ 200,000	$ 227,268
		3,033,843
Beverages - 0.6%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	1,476,000	1,408,399
Building Products - 3.7%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	1,235,000	1,167,837
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	1,305,000	1,166,904
5.00%, 03/01/2030 (A)	212,000	202,588
6.38%, 06/15/2032 (A)(B)	461,000	461,658
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	870,000	716,663
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)(B)	448,000	273,280
9.50%, 08/15/2029 (A)	419,000	345,675
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	1,138,000	1,137,807
6.75%, 07/15/2031 (A)	179,000	180,059
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	847,000	851,972
6.75%, 03/01/2033 (A)	238,000	237,269
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	1,006,000	976,162
8.88%, 11/15/2031 (A)	1,673,000	1,733,096
		9,450,970
Chemicals - 1.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	203,780
Avient Corp.
6.25%, 11/01/2031 (A)	147,000	145,687
7.13%, 08/01/2030 (A)	986,000	1,005,565
Celanese U.S. Holdings LLC
6.50%, 04/15/2030	170,000	168,794
6.75%, 04/15/2033	450,000	436,808
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	529,000	551,539
Olin Corp.
5.00%, 02/01/2030	538,000	506,640
5.63%, 08/01/2029	470,000	457,771
6.63%, 04/01/2033 (A)	570,000	554,054
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(D)	567,800	388,943
		4,419,581
Commercial Services & Supplies - 6.6%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	1,484,000	1,502,887
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	$ 738,000	$ 713,241
8.00%, 02/15/2031 (A)(B)	1,250,000	1,211,704
Axon Enterprise, Inc.
6.13%, 03/15/2030 (A)	125,000	126,021
6.25%, 03/15/2033 (A)	255,000	257,159
Benteler International AG
10.50%, 05/15/2028 (A)	760,000	801,099
Enviri Corp.
5.75%, 07/31/2027 (A)	1,424,000	1,359,663
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	810,000	814,760
8.63%, 05/15/2032 (A)	290,000	298,873
9.00%, 05/15/2028 (A)	922,000	955,398
Garda World Security Corp.
6.00%, 06/01/2029 (A)	640,000	598,561
8.38%, 11/15/2032 (A)	205,000	201,495
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	355,000	366,006
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,702,000	1,692,308
6.63%, 06/15/2029 (A)	220,000	220,983
Hertz Corp.
4.63%, 12/01/2026 (A)(B)	69,000	47,899
5.00%, 12/01/2029 (A)(B)	1,581,000	784,064
12.63%, 07/15/2029 (A)	569,000	513,189
Madison IAQ LLC
5.88%, 06/30/2029 (A)	1,077,000	1,017,307
Reworld Holding Corp.
4.88%, 12/01/2029 (A)	501,000	466,105
5.00%, 09/01/2030	458,000	424,448
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	348,751
4.00%, 07/15/2030 (B)	707,000	652,228
5.50%, 05/15/2027	77,000	76,718
6.00%, 12/15/2029 (A)	802,000	814,234
WW International, Inc.
4.50%, 04/15/2029 (A)	1,405,000	352,439
		16,617,540
Communications Equipment - 3.6%
Altice Financing SA
9.63%, 07/15/2027 (A)	504,000	427,140
CommScope LLC
8.25%, 03/01/2027 (A)(B)	620,000	586,775
9.50%, 12/15/2031 (A)	864,000	888,278
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	789,617	619,972
Iliad Holding SASU
7.00%, 10/15/2028 - 04/15/2032 (A)	1,145,000	1,150,667
8.50%, 04/15/2031 (A)	728,000	763,869
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	310,365
3.75%, 07/15/2029 (A)	1,290,000	938,443
10.50%, 05/15/2030 (A)	1,090,000	1,174,475
11.00%, 11/15/2029 (A)	580,000	646,683
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	$ 1,029,000	$ 894,087
7.75%, 04/15/2032 (A)	776,000	777,110
		9,177,864
Construction & Engineering - 1.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	830,000	822,519
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (B)	690,000	678,354
7.50%, 03/15/2031 (A)	509,000	493,168
Century Communities, Inc.
6.75%, 06/01/2027	999,000	998,552
KB Home
7.25%, 07/15/2030 (B)	326,000	334,467
Landsea Homes Corp.
8.88%, 04/01/2029 (A)(B)	1,102,000	1,050,044
		4,377,104
Consumer Staples Distribution & Retail - 1.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	242,000	231,291
4.00%, 10/15/2030 (A)	636,000	575,393
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)(B)	236,000	239,274
6.75%, 07/01/2036	497,000	494,963
6.88%, 11/01/2035	236,000	238,985
7.50%, 06/15/2029 (B)	549,000	559,646
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029 (B)	1,057,000	1,079,309
		3,418,861
Containers & Packaging - 5.5%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(D)	489,110	29,346
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	275,000	271,223
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)	594,000	545,565
5.25%, 08/15/2027 (A)	889,000	406,859
Ball Corp.
2.88%, 08/15/2030	1,547,000	1,348,505
6.00%, 06/15/2029	57,000	57,661
6.88%, 03/15/2028	709,000	724,810
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	200,000	198,218
5.38%, 01/15/2028 (A)	1,222,000	1,183,266
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	195,000	195,946
6.75%, 04/15/2032 (A)(E)	227,000	228,368
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,435,000	1,424,137
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	$ 1,087,000	$ 1,016,874
3.75%, 02/01/2030 (A)	404,000	368,830
6.38%, 07/15/2032 (A)	642,000	642,916
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	466,000	456,680
9.25%, 04/15/2027 (A)	148,000	139,656
OI European Group BV
4.75%, 02/15/2030 (A)	353,000	323,371
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	439,000	427,476
7.38%, 06/01/2032 (A)(B)	440,000	419,846
Sealed Air Corp.
6.50%, 07/15/2032 (A)(B)	216,000	218,210
6.88%, 07/15/2033 (A)	887,000	928,211
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/2028 (A)	364,000	364,390
7.25%, 02/15/2031 (A)	553,000	572,015
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	1,049,000	1,032,812
8.50%, 08/15/2027 (A)(B)	345,000	343,367
		13,868,558
Diversified REITs - 0.4%
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	505,000	466,257
VICI Properties LP/VICI Note Co., Inc.
4.63%, 06/15/2025 (A)	182,000	181,954
5.75%, 02/01/2027 (A)	480,000	486,284
		1,134,495
Electric Utilities - 2.1%
Calpine Corp.
3.75%, 03/01/2031 (A)	581,000	529,256
5.00%, 02/01/2031 (A)	140,000	133,647
5.13%, 03/15/2028 (A)	472,000	464,541
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	360,000	316,207
4.75%, 03/15/2028 (A)	583,000	564,745
Elwood Energy LLC
8.16%, 07/05/2026	73,499	75,446
NRG Energy, Inc.
5.75%, 01/15/2028	280,000	279,298
6.00%, 02/01/2033 (A)	762,000	741,902
Vistra Operations Co. LLC
4.38%, 05/01/2029 (A)	267,000	252,778
5.00%, 07/31/2027 (A)	771,000	759,034
5.63%, 02/15/2027 (A)	69,000	68,741
6.88%, 04/15/2032 (A)	1,004,000	1,023,354
		5,208,949
Electrical Equipment - 0.9%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	502,000	467,484
6.50%, 12/31/2027 (A)	710,000	714,202
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment (continued)
WESCO Distribution, Inc.
6.38%, 03/15/2029 - 03/15/2033 (A)	$ 697,000	$ 704,040
6.63%, 03/15/2032 (A)	195,000	197,389
7.25%, 06/15/2028 (A)	219,000	223,033
		2,306,148
Electronic Equipment, Instruments & Components - 0.4%
Sensata Technologies BV
4.00%, 04/15/2029 (A)	412,000	378,308
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	301,000	277,981
6.63%, 07/15/2032 (A)	428,000	423,933
		1,080,222
Energy Equipment & Services - 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	788,000	788,355
6.63%, 09/01/2032 (A)	926,000	929,648
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)(B)	312,000	136,300
11.75%, 10/01/2028 (A)	579,000	246,075
		2,100,378
Financial Services - 2.1%
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 6.12% (C), 12/21/2065 (A)	2,322,000	1,933,839
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 6.37% (C), 12/21/2065 (A)	959,000	805,826
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	65,000	67,661
8.13%, 03/30/2029 (A)	964,000	1,011,556
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	291,000	280,502
5.75%, 06/15/2027 (A)	466,000	458,075
UWM Holdings LLC
6.63%, 02/01/2030 (A)	813,000	805,796
		5,363,255
Food Products - 2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.50%, 03/15/2029 (A)	952,000	875,881
4.63%, 01/15/2027 (A)	791,000	779,173
6.50%, 02/15/2028 (A)(B)	858,000	870,025
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)(B)	803,000	824,523
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	207,956
6.00%, 06/15/2030 (A)	641,000	635,839
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	307,014
4.63%, 04/15/2030 (A)	713,000	665,765
5.50%, 12/15/2029 (A)	973,000	945,077
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc. (continued)
6.25%, 02/15/2032 - 10/15/2034 (A)	$ 443,000	$ 442,194
6.38%, 03/01/2033 (A)	779,000	765,914
		7,319,361
Health Care Equipment & Supplies - 1.0%
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,076,000	1,005,316
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	463,000	468,759
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	1,117,000	1,135,472
		2,609,547
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	1,035,000	977,767
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	702,492
5.63%, 03/15/2027 (A)	319,000	304,089
6.88%, 04/15/2029 (A)(B)	63,000	40,857
10.88%, 01/15/2032 (A)	715,000	703,961
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,288,000	1,121,029
4.63%, 06/01/2030 (A)	418,000	384,140
Encompass Health Corp.
4.50%, 02/01/2028	603,000	585,442
4.63%, 04/01/2031	60,000	56,189
4.75%, 02/01/2030 (B)	218,000	209,708
5.75%, 09/15/2025	287,000	286,476
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	601,000	631,454
Kedrion SpA
6.50%, 09/01/2029 (A)(B)	776,000	734,430
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	690,000	749,714
Tenet Healthcare Corp.
4.25%, 06/01/2029	807,000	760,198
4.63%, 06/15/2028	28,000	27,018
5.13%, 11/01/2027	647,000	637,698
6.13%, 10/01/2028 - 06/15/2030	1,652,000	1,643,910
		10,556,572
Health Care REITs - 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031 (B)	879,000	585,618
8.50%, 02/15/2032 (A)	100,000	101,872
		687,490
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	392,000	382,549
7.00%, 02/01/2030 (A)	850,000	855,157
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotel & Resort REITs (continued)
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	$ 652,000	$ 644,299
		1,882,005
Hotels, Restaurants & Leisure - 9.5%
Amer Sports Co.
6.75%, 02/16/2031 (A)	984,000	1,006,965
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,131,000	1,066,056
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A)(B)	661,000	607,486
6.50%, 02/15/2032 (A)	335,000	333,761
7.00%, 02/15/2030 (A)	77,000	78,115
Carnival Corp.
6.00%, 05/01/2029 (A)	1,423,000	1,411,861
6.13%, 02/15/2033 (A)	366,000	361,369
7.63%, 03/01/2026 (A)	192,000	191,986
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	912,000	892,159
6.75%, 05/01/2031 (A)	669,000	674,064
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	622,000	601,479
5.38%, 05/01/2025 (A)	37,000	36,875
5.75%, 05/01/2028 (A)	69,000	68,974
5.88%, 04/01/2029 (A)	81,000	81,254
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)	944,000	828,471
5.00%, 06/01/2029 (A)(B)	453,000	424,356
International Game Technology PLC
4.13%, 04/15/2026 (A)	227,000	224,285
5.25%, 01/15/2029 (A)	217,000	212,099
6.25%, 01/15/2027 (A)	214,000	215,005
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	731,000	730,594
7.50%, 09/01/2031 (A)	442,000	452,581
MGM Resorts International
4.75%, 10/15/2028	633,000	609,574
5.50%, 04/15/2027	639,000	633,693
6.13%, 09/15/2029	667,000	660,075
6.50%, 04/15/2032	899,000	880,860
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	587,000	585,899
6.75%, 02/01/2032 (A)	712,000	704,931
8.13%, 01/15/2029 (A)	383,000	402,818
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (A)	500,000	498,013
5.63%, 09/30/2031 (A)	172,000	168,834
6.00%, 02/01/2033 (A)	332,000	331,587
6.25%, 03/15/2032 (A)	171,000	172,470
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/2030 (A)	661,000	623,012
Station Casinos LLC
4.50%, 02/15/2028 (A)	1,480,000	1,417,037
6.63%, 03/15/2032 (A)	404,000	400,509
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	$ 392,000	$ 365,162
6.00%, 04/01/2027	926,000	927,906
6.60%, 10/01/2025	148,000	148,073
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)(B)	534,000	539,583
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	1,374,000	1,367,087
7.00%, 02/15/2029 (A)	710,000	712,310
9.13%, 07/15/2031 (A)	251,000	268,097
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	1,155,000	1,193,940
		24,111,265
Household Durables - 0.4%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	1,043,000	1,013,659
Household Products - 0.3%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	738,000	660,451
Insurance - 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	1,062,000	1,041,637
6.75%, 10/15/2027 (A)	367,000	364,257
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,361,000	1,342,254
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	533,000	513,520
Fixed until 07/15/2029, 7.95% (C), 10/15/2054 (A)	366,000	379,821
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.71% (C), 02/12/2067 (A)	1,116,000	1,028,406
HUB International Ltd.
7.25%, 06/15/2030 (A)	735,000	756,979
7.38%, 01/31/2032 (A)	274,000	279,004
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.94% (C), 05/17/2066	878,000	720,680
		6,426,558
Internet & Catalog Retail - 0.7%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	1,133,000	1,124,174
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	59,000	59,346
7.50%, 09/15/2027 (A)	481,000	486,863
		1,670,383
IT Services - 1.8%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	829,000	762,699
Gartner, Inc.
4.50%, 07/01/2028 (A)	451,000	442,157
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
NCR Voyix Corp.
5.00%, 10/01/2028 (A)(B)	$ 1,011,000	$ 972,411
5.13%, 04/15/2029 (A)	322,000	306,652
Western Digital Corp.
4.75%, 02/15/2026	1,960,000	1,948,463
		4,432,382
Machinery - 1.2%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	1,247,000	1,292,653
GrafTech Finance, Inc.
4.63%, 12/23/2029 (A)(B)	354,000	242,933
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	239,000	187,615
SPX Flow, Inc.
8.75%, 04/01/2030 (A)(B)	1,274,000	1,309,115
		3,032,316
Media - 8.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (A)	378,000	343,445
4.50%, 05/01/2032	848,000	737,002
4.75%, 03/01/2030 (A)	985,000	913,004
4.75%, 02/01/2032 (A)(B)	790,000	701,329
5.00%, 02/01/2028 (A)	423,000	410,171
5.38%, 06/01/2029 (A)	461,000	445,429
5.50%, 05/01/2026 (A)	348,000	347,426
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,353,000	1,282,342
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	316,000	260,672
7.75%, 04/15/2028 (A)	368,000	316,868
9.00%, 09/15/2028 (A)	699,000	717,618
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	179,563
4.50%, 11/15/2031 (A)	662,000	479,844
5.38%, 02/01/2028 (A)	400,000	341,043
5.75%, 01/15/2030 (A)	2,670,000	1,401,750
6.50%, 02/01/2029 (A)	460,000	380,650
7.50%, 04/01/2028 (A)	500,000	353,952
11.75%, 01/31/2029 (A)	400,000	387,991
DISH DBS Corp.
5.75%, 12/01/2028 (A)	243,000	204,748
7.38%, 07/01/2028	360,000	256,153
7.75%, 07/01/2026	218,000	188,528
DISH Network Corp.
11.75%, 11/15/2027 (A)	354,000	373,056
Gray Media, Inc.
4.75%, 10/15/2030 (A)(B)	662,000	415,806
5.38%, 11/15/2031 (A)	1,030,000	630,745
iHeartCommunications, Inc.
7.75%, 08/15/2030 (A)	501,960	371,576
9.13%, 05/01/2029 (A)	470,250	374,296
10.88%, 05/01/2030 (A)	917,908	456,145
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	$ 741,000	$ 547,745
6.75%, 10/15/2027 (A)	1,426,000	1,193,354
Sirius XM Radio LLC
4.13%, 07/01/2030 (A)	485,000	430,782
5.00%, 08/01/2027 (A)	31,000	30,283
5.50%, 07/01/2029 (A)	373,000	359,977
TEGNA, Inc.
4.63%, 03/15/2028	481,000	454,267
4.75%, 03/15/2026 (A)	244,000	240,991
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	576,000	570,916
8.00%, 08/15/2028 (A)	403,000	404,316
8.50%, 07/31/2031 (A)	328,000	318,769
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)(B)	1,183,000	1,012,991
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	585,000	513,900
5.50%, 05/15/2029 (A)	1,139,000	1,078,904
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,115,000	1,838,394
		22,266,741
Metals & Mining - 4.4%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	217,000	212,919
6.38%, 06/15/2030 (A)	238,000	239,023
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	1,541,000	1,539,563
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	638,000	625,766
7.00%, 03/15/2032 (A)(B)	1,417,000	1,359,895
7.50%, 09/15/2031 (A)	635,000	619,887
Constellium SE
5.63%, 06/15/2028 (A)(B)	1,551,000	1,504,132
6.38%, 08/15/2032 (A)(B)	388,000	378,920
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	718,000	708,311
6.13%, 04/15/2032 (A)	698,000	688,495
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	872,000	863,397
9.25%, 10/01/2028 (A)	99,000	98,883
Novelis Corp.
4.75%, 01/30/2030 (A)	1,645,000	1,534,065
Novelis, Inc.
6.88%, 01/30/2030 (A)	714,000	724,834
		11,098,090
Mortgage Real Estate Investment Trusts - 1.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	364,000	354,499
5.25%, 10/01/2025 (A)	632,000	629,984
7.00%, 07/15/2031 (A)	302,000	309,967
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	$ 793,000	$ 774,876
6.50%, 07/01/2030 (A)	443,000	441,382
		2,510,708
Oil, Gas & Consumable Fuels - 10.5%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	671,000	682,326
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	690,000	674,381
6.63%, 02/01/2032 (A)	393,000	399,165
Civitas Resources, Inc.
5.00%, 10/15/2026 (A)	424,000	417,851
8.63%, 11/01/2030 (A)	28,000	28,958
8.75%, 07/01/2031 (A)	940,000	964,879
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	619,000	584,493
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	392,000	369,217
4.38%, 06/15/2031 (A)	122,000	112,195
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	769,000	786,187
Expand Energy Corp.
4.75%, 02/01/2032	286,000	270,055
5.38%, 03/15/2030	540,000	535,387
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	154,000	155,047
8.00%, 05/15/2033	675,000	679,914
8.25%, 01/15/2029	37,000	38,198
8.88%, 04/15/2030	407,000	422,361
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	889,000	912,048
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	657,000	646,661
6.50%, 06/01/2029 (A)	178,000	181,234
HF Sinclair Corp.
6.38%, 04/15/2027	397,000	402,107
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	1,041,000	993,875
Matador Resources Co.
6.25%, 04/15/2033 (A)	583,000	568,899
6.50%, 04/15/2032 (A)	184,000	182,523
Murphy Oil Corp.
6.00%, 10/01/2032	580,000	557,588
NuStar Logistics LP
5.63%, 04/28/2027	742,000	738,670
6.00%, 06/01/2026	111,000	111,489
Occidental Petroleum Corp.
6.45%, 09/15/2036	1,194,000	1,227,781
6.63%, 09/01/2030	732,000	769,523
7.15%, 05/15/2028	433,000	458,802
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	302,135
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Parkland Corp.
4.50%, 10/01/2029 (A)	$ 341,000	$ 321,608
4.63%, 05/01/2030 (A)	77,000	72,237
5.88%, 07/15/2027 (A)	531,000	529,095
6.63%, 08/15/2032 (A)	24,000	23,979
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	687,000	601,449
9.88%, 03/15/2030 (A)	600,000	566,275
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	446,000	444,125
7.00%, 01/15/2032 (A)	979,000	1,003,228
SM Energy Co.
6.50%, 07/15/2028	77,000	76,427
6.63%, 01/15/2027	832,000	829,891
6.75%, 09/15/2026	222,000	221,871
7.00%, 08/01/2032 (A)	657,000	644,502
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	298,000	303,743
Sunoco LP
6.25%, 07/01/2033 (A)	244,000	244,093
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	145,000	141,797
5.00%, 01/15/2028	150,000	150,015
5.50%, 03/01/2030	716,000	721,978
6.50%, 07/15/2027	255,000	255,976
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	959,000	1,028,555
9.88%, 02/01/2032 (A)	1,090,000	1,155,474
Vital Energy, Inc.
9.75%, 10/15/2030	948,000	963,892
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	959,139
5.45%, 04/01/2044	251,000	223,414
		26,656,712
Paper & Forest Products - 1.0%
Domtar Corp.
6.75%, 10/01/2028 (A)	970,000	879,081
Magnera Corp.
4.75%, 11/15/2029 (A)	1,531,000	1,356,663
7.25%, 11/15/2031 (A)(B)	405,000	393,907
		2,629,651
Pharmaceuticals - 2.3%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)(E)	389,000	386,358
AdaptHealth LLC
4.63%, 08/01/2029 (A)(B)	66,000	60,037
5.13%, 03/01/2030 (A)(B)	150,000	136,679
6.13%, 08/01/2028 (A)	1,077,000	1,054,283
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	505,490
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)(B)	300,000	177,000
5.25%, 02/15/2031 (A)	156,000	88,771
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc. (continued)
7.00%, 01/15/2028 (A)	$ 161,000	$ 125,580
11.00%, 09/30/2028 (A)(B)	586,000	558,165
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (C), 12/10/2054	312,000	310,607
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	605,000	610,164
Grifols SA
4.75%, 10/15/2028 (A)	413,000	381,742
Organon & Co./Organon Foreign Debt Co- Issuer BV
4.13%, 04/30/2028 (A)	685,000	640,362
5.13%, 04/30/2031 (A)(B)	453,000	394,710
6.75%, 05/15/2034 (A)(B)	359,000	352,154
		5,782,102
Real Estate Management & Development - 0.5%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	943,000	943,553
8.88%, 09/01/2031 (A)	417,000	442,795
		1,386,348
Software - 1.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	819,000	718,830
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	329,000	323,491
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)(B)	326,000	293,245
8.75%, 05/01/2029 (A)	970,000	968,500
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	426,685	175,391
UKG, Inc.
6.88%, 02/01/2031 (A)	620,000	628,884
		3,108,341
Specialized REITs - 0.7%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	167,471
5.25%, 03/15/2028 (A)(B)	994,000	971,247
6.25%, 01/15/2033 (A)	329,000	326,422
7.00%, 02/15/2029 (A)	346,000	353,928
		1,819,068
Total Corporate Debt Securities (Cost $246,195,541)		238,671,999
LOAN ASSIGNMENTS - 2.6%
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.82% (C), 05/06/2030	433,823	426,773
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 0.6%
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.32% (C), 02/01/2029	$ 886,005	$ 881,574
Madison IAQ LLC Term Loan, 6-Month Term SOFR + 2.50%, 6.76% (C), 06/21/2028	644,987	637,086
		1,518,660
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 6.50%, 7.33% (C), 12/07/2025	886,946	622,341
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. Term Loan B1, 3-Month Term SOFR + 2.25%, 6.56% (C), 02/06/2031	767,250	761,496
IT Services - 0.3%
Sandisk Corp. Term Loan B, 3-Month Term SOFR + 3.00%, 7.33% (C), 02/20/2032	675,000	664,875
Software - 1.0%
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.55% (C), 07/06/2029	744,750	636,141
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.19% (C), 05/15/2028	895,345	410,739
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.69% (C), 05/15/2028	231,294	236,209

UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 7.30% (C), 02/10/2031	1,291,646	1,288,686
		2,571,775
Total Loan Assignments (Cost $7,060,950)		6,565,920

	Shares	Value
COMMON STOCKS - 0.1%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (F)(G)(H)(I)	123	$ 0
Software - 0.1%
Avaya Holdings Corp. (F)(H)	33,145	190,584
Total Common Stocks (Cost $397,740)		190,584
OTHER INVESTMENT COMPANY - 8.8%
Securities Lending Collateral - 8.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (J)	22,183,533	22,183,533
Total Other Investment Company (Cost $22,183,533)		22,183,533

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.80% (J), dated 03/31/2025, to be repurchased at $4,095,419 on 04/01/2025. Collateralized by U.S. Government Obligations, 0.13% - 0.88%, due 06/30/2026 - 07/15/2026, and with a total value of $4,177,309.	$ 4,095,214	4,095,214
Total Repurchase Agreement (Cost $4,095,214)		4,095,214
Total Investments (Cost $279,932,978)		271,707,250
Net Other Assets (Liabilities) - (7.3)%		(18,375,669)
Net Assets - 100.0%		$ 253,331,581
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$238,671,999	$—	$238,671,999
Loan Assignments	—	6,565,920	—	6,565,920
Common Stocks	—	190,584	0	190,584
Other Investment Company	22,183,533	—	—	22,183,533
Repurchase Agreement	—	4,095,214	—	4,095,214
Total Investments	$22,183,533	$249,523,717	$0	$271,707,250
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $191,037,300, representing 75.4% of the
Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $22,298,023, collateralized by cash collateral of $22,183,533 and non-cash collateral, such as U.S. government securities of $582,225. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Non-income producing security.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2025, the total value of the securities is $190,584, representing 0.1% of the Portfolio’s net assets.
(I)	Security deemed worthless.
(J)	Rate disclosed reflects the yield at March 31, 2025.
(K)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(L)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon High Yield Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust